Schedule of Investments(a)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)		Value
U.S. Dollar Denominated Bonds & Notes-69.80%
Agricultural & Farm Machinery-0.58%
John Deere Capital Corp. (SOFR + 0.44%)(b)	5.37%	03/06/2026		$10,000	$10,015,309
Asset Management & Custody Banks-1.90%
Ares Capital Corp.	4.25%	03/01/2025		10,749	10,722,602
Bank of New York Mellon Corp. (The) (SOFR + 0.45%)(b)	5.28%	03/13/2026		4,750	4,752,309
State Street Corp. (SOFR + 0.64%)(b)	5.35%	10/22/2027		2,857	2,866,873
State Street Corp. (SOFR + 0.85%)(b)	5.51%	08/03/2026		14,458	14,549,639
					32,891,423
Automobile Manufacturers-3.48%
Daimler Truck Finance North America LLC (Germany)(c)	5.13%	09/25/2027		5,905	5,960,318
Daimler Truck Finance North America LLC (Germany)(c)	5.60%	08/08/2025		6,450	6,493,548
Mercedes-Benz Finance North America LLC (Germany)(c)	4.80%	03/30/2026		11,104	11,123,411
Mercedes-Benz Finance North America LLC (Germany) (SOFR + 0.57%)(b)(c)	5.25%	08/01/2025		10,000	10,013,623
Volkswagen Group of America Finance LLC (Germany)(c)	3.35%	05/13/2025		5,637	5,594,760
Volkswagen Group of America Finance LLC (Germany)(c)	3.95%	06/06/2025		1,000	995,149
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.83%)(b)(c)	5.60%	03/20/2026		10,000	9,998,567
Volkswagen Group of America Finance LLC (Germany)(c)	6.00%	11/16/2026		9,785	9,947,987
					60,127,363
Automotive Retail-0.63%
BMW US Capital LLC (Germany) (SOFR + 0.80%)(b)(c)	5.45%	08/13/2026		10,811	10,879,251
Biotechnology-0.92%
AbbVie, Inc.	4.80%	03/15/2027		15,769	15,889,013
Broadline Retail-0.80%
eBay, Inc.	1.40%	05/10/2026		4,500	4,296,223
eBay, Inc.	1.90%	03/11/2025		9,650	9,570,315
					13,866,538
Consumer Finance-4.86%
American Express Co. (SOFR + 1.35%)(b)	6.03%	10/30/2026		15,000	15,113,622
American Honda Finance Corp. (SOFR + 0.78%)(b)	5.47%	04/23/2025		12,000	12,024,832
American Honda Finance Corp. (SOFR + 0.72%)(b)	5.56%	10/05/2026		15,000	15,055,960
Capital One Financial Corp.	3.20%	02/05/2025		10,000	9,969,936
General Motors Financial Co., Inc.	2.90%	02/26/2025		8,762	8,716,128
Toyota Motor Credit Corp. (SOFR + 0.65%)(b)	5.38%	01/05/2026		15,000	15,046,018
Toyota Motor Credit Corp.	5.40%	11/20/2026		8,000	8,142,120
					84,068,616
Diversified Banks-20.65%
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(c)	5.51%	01/18/2027		14,000	14,101,592
Bank of America N.A.	5.53%	08/18/2026		15,000	15,248,299
Bank of Montreal (Canada) (SOFR + 0.76%)(b)	5.43%	06/04/2027		10,000	10,019,864
Bank of Montreal (Canada) (SOFR + 0.95%)(b)	5.71%	09/25/2025		15,000	15,076,552
Bank of Nova Scotia (The) (Canada) (SOFR + 1.09%)(b)	5.92%	06/12/2025		20,000	20,073,644
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%)(b)	5.77%	09/11/2027		10,000	10,043,820
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(b)	5.96%	10/02/2026		15,000	15,167,872
Citizens Bank N.A.	2.25%	04/28/2025		10,500	10,387,916
Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(b)(c)	5.58%	03/13/2026		14,512	14,592,509
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.62%)(b)	5.28%	08/28/2026		8,035	8,062,202
ING Groep N.V. (Netherlands) (SOFR + 1.56%)(b)	6.40%	09/11/2027		10,000	10,147,919
JPMorgan Chase Bank N.A.	5.11%	12/08/2026		7,589	7,681,720
KeyCorp (SOFR + 1.25%)(b)	5.91%	05/23/2025		10,016	10,035,723
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Diversified Banks-(continued)
Mizuho Markets Cayman L.P. (Japan) (SOFR + 1.10%)(b)(c)	5.76%	11/21/2025		$15,000	$15,005,647
National Australia Bank Ltd. (Australia)	4.97%	01/12/2026		13,334	13,397,823
National Bank of Canada (Canada) (SOFR + 0.80%)(b)	5.46%	08/20/2026		10,000	9,997,490
National Bank of Canada (Canada) (SOFR + 1.03%)(b)	5.77%	07/02/2027		5,797	5,814,268
Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(c)	5.52%	03/19/2027		14,286	14,325,676
PNC Financial Services Group, Inc. (The)(d)	5.81%	06/12/2026		10,000	10,054,863
Royal Bank of Canada (Canada) (SOFR + 0.95%)(b)	5.65%	01/19/2027		16,667	16,802,382
Societe Generale S.A. (France)(c)(d)	1.49%	12/14/2026		10,437	10,048,133
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.20%	03/07/2027		6,557	6,644,609
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.65%	09/14/2026		4,349	4,423,632
Swedbank AB (Sweden)(c)	6.14%	09/12/2026		8,130	8,314,984
Swedbank AB (Sweden) (SOFR + 1.38%)(b)(c)	6.20%	06/15/2026		15,000	15,233,644
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(b)	5.78%	07/17/2026		13,050	13,157,744
Toronto-Dominion Bank (The) (Canada)(d)	7.00%	10/20/2026		9,800	9,797,582
U.S. Bank N.A. (SOFR + 0.69%)(b)	5.39%	10/22/2027		10,000	10,002,940
UBS AG (Switzerland)	5.80%	09/11/2025		14,927	15,063,901
Wells Fargo Bank N.A. (SOFR + 0.71%)(b)	5.42%	01/15/2026		6,400	6,422,554
Wells Fargo Bank N.A. (SOFR + 0.80%)(b)	5.47%	08/01/2025		12,000	12,040,625
					357,188,129
Diversified Metals & Mining-1.36%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026		14,815	14,990,614
Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(c)	5.79%	04/04/2027		8,522	8,592,855
					23,583,469
Diversified Support Services-0.56%
Cintas Corp. No. 2	3.45%	05/01/2025		9,670	9,615,475
Electric Utilities-4.46%
Georgia Power Co. (SOFR + 0.75%)(b)	5.41%	05/08/2025		15,000	15,039,459
National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027		15,000	15,211,365
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.82%)(b)	5.64%	09/16/2027		15,000	15,143,635
NextEra Energy Capital Holdings, Inc. (SOFR + 0.76%)(b)	5.44%	01/29/2026		11,456	11,504,033
NextEra Energy Capital Holdings, Inc.	6.05%	03/01/2025		8,610	8,634,660
Southern California Edison Co.	4.40%	09/06/2026		11,612	11,579,329
					77,112,481
Health Care Services-1.11%
Laboratory Corp. of America Holdings	3.60%	02/01/2025		11,000	10,967,098
Quest Diagnostics, Inc.	3.50%	03/30/2025		8,300	8,260,627
					19,227,725
Home Improvement Retail-0.66%
Home Depot, Inc. (The)	5.15%	06/25/2026		4,504	4,556,447
Lowe’s Cos., Inc.	4.80%	04/01/2026		6,766	6,786,929
					11,343,376
Hotels, Resorts & Cruise Lines-0.69%
Marriott International, Inc.	3.75%	03/15/2025		12,000	11,957,733
Investment Banking & Brokerage-1.81%
Goldman Sachs Group, Inc. (The)	3.50%	01/23/2025		9,846	9,825,889
Goldman Sachs Group, Inc. (The) (SOFR + 1.07%)(b)	5.72%	08/10/2026		12,000	12,045,924
Jefferies Financial Group, Inc.	5.15%	09/15/2025		9,500	9,500,839
					31,372,652
Life & Health Insurance-13.00%
Athene Global Funding(c)	5.62%	05/08/2026		12,000	12,118,693
Athene Global Funding (SOFR + 1.03%)(b)(c)	5.69%	08/27/2026		10,000	10,044,903
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Life & Health Insurance-(continued)
Athene Global Funding (SOFR + 1.21%)(b)(c)	5.97%	03/25/2027		$12,000	$12,061,364
Brighthouse Financial Global Funding(c)	5.55%	04/09/2027		8,150	8,242,929
Corebridge Global Funding(c)	4.65%	08/20/2027		8,230	8,229,354
Corebridge Global Funding(c)	5.75%	07/02/2026		7,758	7,883,417
Corebridge Global Funding (SOFR + 1.30%)(b)(c)	6.05%	09/25/2026		15,000	15,147,521
Equitable Financial Life Global Funding(c)	4.88%	11/19/2027		11,943	11,996,881
GA Global Funding Trust(c)	2.25%	01/06/2027		3,700	3,507,769
GA Global Funding Trust(c)	4.40%	09/23/2027		6,993	6,915,358
Jackson National Life Global Funding(c)	5.50%	01/09/2026		16,667	16,749,051
Jackson National Life Global Funding(c)	5.55%	07/02/2027		6,719	6,833,023
MassMutual Global Funding II (SOFR + 0.77%)(b)(c)	5.45%	01/29/2027		15,000	15,088,466
MassMutual Global Funding II (SOFR + 0.98%)(b)(c)	5.70%	07/10/2026		13,500	13,598,080
Met Tower Global Funding(c)	5.40%	06/20/2026		10,000	10,128,619
Pacific Life Global Funding II (SOFR + 0.60%)(b)(c)	5.35%	03/27/2026		9,750	9,758,669
Pacific Life Global Funding II (SOFR + 0.86%)(b)(c)	5.68%	06/16/2025		5,500	5,520,178
Pacific Life Global Funding II (SOFR + 1.05%)(b)(c)	5.73%	07/28/2026		12,500	12,597,064
Pricoa Global Funding I(c)	5.55%	08/28/2026		3,407	3,467,076
Principal Life Global Funding II(c)	4.60%	08/19/2027		4,777	4,785,273
Principal Life Global Funding II(c)	5.00%	01/16/2027		4,500	4,541,567
Protective Life Global Funding(c)	5.37%	01/06/2026		10,339	10,409,599
Reliance Standard Life Global Funding II(c)	2.75%	05/07/2025		8,151	8,070,347
Reliance Standard Life Global Funding II(c)	5.24%	02/02/2026		7,125	7,136,336
					224,831,537
Multi-line Insurance-0.59%
USAA Capital Corp.(c)	5.25%	06/01/2027		10,000	10,178,303
Oil & Gas Refining & Marketing-0.58%
Marathon Petroleum Corp.	4.70%	05/01/2025		10,000	9,989,356
Oil & Gas Storage & Transportation-2.04%
Enbridge, Inc. (Canada)	2.50%	02/14/2025		5,587	5,557,492
Enbridge, Inc. (Canada)	5.25%	04/05/2027		4,666	4,737,379
Kinder Morgan, Inc.	4.30%	06/01/2025		25,000	24,915,168
					35,210,039
Packaged Foods & Meats-0.48%
The Campbell’s Company	3.95%	03/15/2025		6,000	5,980,912
The Campbell’s Company	5.30%	03/20/2026		2,352	2,368,129
					8,349,041
Pharmaceuticals-1.73%
Bristol-Myers Squibb Co. (SOFR + 0.49%)(b)	5.15%	02/20/2026		4,651	4,659,857
Eli Lilly and Co.	5.00%	02/27/2026		10,257	10,258,123
Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/2025		15,054	15,047,503
					29,965,483
Regional Banks-2.37%
ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(b)(c)	5.25%	02/18/2025		7,500	7,505,844
Fifth Third Bank N.A.	3.95%	07/28/2025		10,000	9,954,299
Morgan Stanley Bank N.A. (SOFR + 0.69%)(b)	5.39%	10/15/2027		10,000	10,009,908
Morgan Stanley Bank N.A. (SOFR + 0.78%)(b)	5.49%	07/16/2025		13,514	13,560,377
					41,030,428
Retail REITs-0.21%
Realty Income Corp.	5.05%	01/13/2026		3,687	3,683,083
Self-Storage REITs-0.58%
Public Storage Operating Co. (SOFR + 0.70%)(b)	5.41%	04/16/2027		10,000	10,049,433
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Soft Drinks & Non-alcoholic Beverages-0.58%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(b)	5.70%	03/15/2027		$10,000	$10,092,459
Specialty Chemicals-0.27%
Sherwin-Williams Co. (The)	4.55%	03/01/2028		4,587	4,590,317
Systems Software-0.92%
Oracle Corp.	2.50%	04/01/2025		4,000	3,967,986
Oracle Corp.	2.95%	05/15/2025		12,000	11,898,420
					15,866,406
Technology Hardware, Storage & Peripherals-1.35%
Apple, Inc.	4.42%	05/08/2026		23,444	23,430,613
Trading Companies & Distributors-0.63%
Air Lease Corp.	3.38%	07/01/2025		11,000	10,906,384
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,200,738,891)					1,207,311,435
Asset-Backed Securities-11.60%
Auto Loans/Leases-8.33%
Barclays Dryrock Issuance Trust; Series 2023-2, Class A (30 Day Average SOFR + 0.90%)(b)	5.71%	08/15/2028		13,880	13,946,344
BMW Vehicle Lease Trust; Series 2024-2, Class A2A	4.29%	01/25/2027		4,278	4,268,173
CarMax Auto Owner Trust;
Series 2023-2, Class A2A	5.50%	06/15/2026		1,533	1,534,566
Series 2024-1, Class A3	4.92%	10/16/2028		9,860	9,923,398
Chesapeake Funding II LLC (Canada);
Series 2023-1A, Class A1(c)	5.65%	05/15/2035		3,883	3,906,299
Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(c)	5.91%	10/15/2035		10,643	10,708,936
Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(c)	5.58%	05/15/2036		2,353	2,358,633
Citizens Auto Receivables Trust;
Series 2023-2, Class A2A(c)	6.09%	10/15/2026		3,961	3,973,067
Series 2024-2, Class A3(c)	5.33%	08/15/2028		7,625	7,707,555
DLLAD LLC; Series 2023-1A, Class A2(c)	5.19%	04/20/2026		1,222	1,223,216
DLLST LLC; Series 2024-1A, Class A3(c)	5.05%	08/20/2027		5,440	5,462,044
Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(c)	6.40%	03/20/2030		7,916	8,059,116
Series 2024-1, Class A2(c)	5.23%	03/20/2030		3,568	3,591,817
Series 2024-3, Class A2(c)	5.31%	04/20/2027		3,750	3,775,037
Series 2024-4, Class A2(c)	4.69%	07/20/2027		4,125	4,126,919
Ford Credit Auto Owner Trust; Series 2023-B, Class A2A	5.57%	06/15/2026		4,690	4,698,035
GreatAmerica Leasing Receivables Funding LLC;
Series 2023-1, Class A2(c)	5.35%	02/16/2026		3,169	3,175,209
Series 2024-2, Class A3(c)	5.00%	09/15/2028		4,000	4,038,164
Hyundai Auto Lease Securitization Trust; Series 2024-C, Class A2B (30 Day Average SOFR + 0.50%)(b)(c)	5.31%	03/15/2027		3,400	3,407,792
John Deere Owner Trust;
Series 2023-B, Class A2	5.59%	06/15/2026		2,965	2,969,110
Series 2023-C, Class A2	5.76%	08/17/2026		4,311	4,323,269
Mercedes-Benz Auto Lease Trust;
Series 2023-A, Class A2	5.24%	11/17/2025		194	193,632
Series 2024-A, Class A2A	5.44%	02/16/2027		9,167	9,210,668
Nissan Auto Receivables Owner Trust; Series 2023-A, Class A2A	5.34%	02/17/2026		816	816,040
Porsche Financial Auto Securitization Trust; Series 2023-1A, Class A2(c)	5.42%	12/22/2026		680	680,032
Porsche Innovative Lease Owner Trust; Series 2024-1A, Class A3(c)	4.67%	11/22/2027		2,500	2,504,143
Tesla Auto Lease Trust; Series 2023-A, Class A3(c)	5.89%	06/22/2026		4,000	4,015,095
USAA Auto Owner Trust; Series 2023-A, Class A2(c)	5.83%	07/15/2026		1,613	1,614,879
Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(c)	6.46%	08/18/2038		8,604	8,764,894
Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(c)	5.44%	02/18/2039		4,750	4,759,526
Series 2024-2A, Class A2 (1 mo. Term SOFR + 1.00%)(b)(c)	5.61%	06/21/2039		4,000	4,014,420
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Auto Loans/Leases-(continued)
World Omni Automobile Lease Securitization Trust; Series 2023-A, Class A2A	5.47%	11/17/2025		$253	$253,296
					144,003,324
Equipment Leasing-0.65%
Dell Equipment Finance Trust;
Series 2023-3, Class A2(c)	6.10%	04/23/2029		2,447	2,456,847
Series 2024-1, Class A3(c)	5.39%	03/22/2030		2,750	2,779,500
HPEFS Equipment Trust; Series 2024-2A, Class A2(c)	5.50%	10/20/2031		6,000	6,033,093
					11,269,440
Specialized Finance-2.62%
Capital One Multi-Asset Execution Trust; Series 2022-A3, Class A	4.95%	10/15/2027		10,000	10,037,594
DLLMT LLC; Series 2023-1A, Class A2(c)	5.78%	11/20/2025		4,136	4,143,575
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030		3,870	3,920,994
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(c)	1.22%	07/15/2069		4,863	4,500,063
Series 2021-FA, Class A(c)	1.11%	02/18/2070		2,996	2,636,849
Synchrony Card Funding LLC;
Series 2022-A2, Class A	3.86%	07/15/2028		10,000	9,943,476
Series 2024-A1, Class A	5.04%	03/15/2030		10,000	10,107,440
					45,289,991
Total Asset-Backed Securities (Cost $200,177,473)					200,562,755
Commercial Paper-9.61%(e)
Automobile Manufacturers-1.30%
Harley-Davidson Financial Services, Inc.(c)	5.27%	12/04/2024		12,500	12,491,725
Harley-Davidson Financial Services, Inc.(c)	5.07%	01/22/2025		10,000	9,927,110
					22,418,835
Consumer Finance-0.74%
General Motors Financial Co., Inc.(c)	4.59%	05/27/2025		13,112	12,795,450
Diversified Banks-0.85%
HSBC USA, Inc.(c)	4.64%	05/27/2025		15,000	14,654,295
Diversified Metals & Mining-0.49%
Glencore Funding LLC(c)	5.55%	01/10/2025		8,500	8,452,680
Gas Utilities-0.58%
National Fuel Gas Co.	5.01%	12/12/2024		10,000	9,983,110
Health Care Facilities-0.85%
CommonSpirit Health; Series A	5.51%	03/19/2025		15,000	14,758,665
Household Appliances-0.81%
Whirlpool Corp.(c)	5.05%	12/05/2024		14,000	13,988,240
Oil & Gas Exploration & Production-1.44%
APA Corp.(c)	5.19%	12/02/2024		25,000	24,989,025
Packaged Foods & Meats-0.86%
Conagra Brands, Inc.(c)	4.97%	12/03/2024		5,000	4,997,275
Conagra Brands, Inc.(c)	5.02%	12/16/2024		10,000	9,976,650
					14,973,925
Telecom Tower REITs-0.92%
Crown Castle, Inc.(c)	5.22%	12/03/2024		16,000	15,991,184
Transaction & Payment Processing Services-0.77%
Global Payments, Inc.	5.15%	12/02/2024		13,300	13,294,281
Total Commercial Paper (Cost $166,369,267)					166,299,690
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
U.S. Treasury Securities-1.74%
U.S. Treasury Notes-1.74%
U.S. Treasury Notes	0.05%	01/31/2026		$20,000	$19,983,594
U.S. Treasury Notes	0.41%	03/31/2026		10,000	10,026,562
Total U.S. Treasury Securities (Cost $29,930,729)					30,010,156
Certificates of Deposit-1.45%
Diversified Banks-1.45%
Intesa Sanpaolo S.p.A.	5.71%	07/16/2025		10,000	10,039,980
Natixis S.A. (SOFR + 0.60%)(b)	5.25%	08/04/2025		15,000	15,037,555
Total Certificates of Deposit (Cost $25,000,000)					25,077,535
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.20% (Cost $1,622,216,360)					1,629,261,571
			Repurchase Amount
Repurchase Agreements-5.49%(f)
BofA Securities, Inc., term agreement dated 11/04/2024, maturing value of $20,002,800 (collateralized by non-agency mortgage-backed securities valued at $21,000,000; 2.35% - 8.18%; 05/25/2029 - 04/25/2065)(g)	5.04%	12/02/2024		20,002,800	20,000,000
CF Secured LLC, joint term agreement dated 11/05/2024, aggregate maturing value of $25,003,695 (collateralized by agency and non-agency asset-backed securities and a non-agency mortgage-backed security valued at $26,699,284; 0.97% - 12.50%; 01/29/2025 - 11/27/2073)(g)	5.32%	12/02/2024		15,002,217	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 05/15/2024 (collateralized by a non-agency asset-backed security, non-agency mortgage-backed securities and corporate obligations valued at $196,481,964; 6.47% - 9.50%; 05/09/2025 - 09/25/2062)(h)	5.28%	12/02/2024		20,002,933	20,000,000
Nomura Securities International, Inc., joint term agreement dated 11/14/2024, aggregate maturing value of $30,004,442 (collateralized by agency and non-agency mortgage- backed securities valued at $31,112,119; 3.50% - 6.50%; 01/01/2029 - 07/25/2059)(g)	5.33%	12/02/2024		20,002,961	20,000,000
Santander US Capital Markets LLC, joint term agreement dated 11/06/2024, aggregate maturing value of $30,004,392 (collateralized by non-agency asset-backed securities, non-agency mortgage-backed securities and a corporate obligation valued at $33,436,262; 0.00% - 14.05%; 10/10/2025 - 06/25/2059)(g)	5.27%	12/02/2024		20,002,928	20,000,000
Total Repurchase Agreements (Cost $95,000,000)					95,000,000
TOTAL INVESTMENTS IN SECURITIES-99.69% (Cost $1,717,216,360)					1,724,261,571
OTHER ASSETS LESS LIABILITIES-0.31%					5,395,808
NET ASSETS-100.00%					$1,729,657,379
Investment Abbreviations:
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $667,485,933, which represented 38.59% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Conservative Income Fund